Financial Instruments carried at Fair Value (Tables)	3 Months Ended
Jun. 30, 2018
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]

Carrying value of the financial instruments held at fair value[1]

	Jun 30, 2018			Dec 31, 2017
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	89,787	61,833	9,027	106,075	69,543	9,043
Trading securities	89,494	55,426	3,891	105,792	62,770	4,634
Other trading assets	292	6,407	5,136	283	6,773	4,409
Positive market values from derivative financial instruments	8,342	331,270	7,970	12,280	341,413	7,340
Non-trading financial assets mandatory at fair value through profit or loss	10,764	77,707	4,899	N/A	N/A	N/A
Financial assets designated at fair value through profit or loss	97	560	17	6,547	83,242	1,488
Financial assets mandatory at fair value through OCI	27,190	21,516	106	N/A	N/A	N/A
Financial assets available for sale	N/A	N/A	N/A	29,579	15,713	4,104
Other financial assets at fair value	79	2,589 [2]	216 [3]	0	3,258 [2]	47 [3]
Total financial assets held at fair value	136,257	495,474	22,235	154,480	513,169	22,022

Financial liabilities held at fair value:
Trading liabilities	42,783	17,807	121	53,644	17,817	2
Trading securities	42,780	17,083	121	53,644	17,503	2
Other trading liabilities	4	725	0	0	314	0
Negative market values from derivative financial instruments	8,318	318,745	6,312	9,163	327,572	5,992
Financial liabilities designated at fair value through profit or loss	0	38,592	1,329	4	62,426	1,444
Investment contract liabilities	0	560	0	0	574	0
Other financial liabilities at fair value	41	2,523 [2]	(476)[3]	0	1,294 [2]	(298)[3]
Total financial liabilities held at fair value	51,143	378,226	7,286	62,810	409,683	7,139

[1]Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Annual Report 2017.

[2]Predominantly relates to derivatives qualifying for hedge accounting.

[3]Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.

Reconciliation of Financial Instruments Categorized in Level 3 [text block table]

Reconciliation of financial instruments classified in Level 3

									Jun 30, 2018
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses [1]	Purchases	Sales	Issu- ances [2]	Settle- ments [3]	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Balance, end of period
Financial assets held at fair value:
Trading securities	4,148	0	19	1,228	(1,437)	0	(318)	1,087	(835)	3,891
Positive market values from derivative finan- cial instruments	7,340	0	471	0	0	0	9	1,521	(1,371)	7,970
Other trading assets	4,426	0	117	606	(921)	940	(402)	603	(234)	5,136
Non-trading financial assets mandatory at fair value through profit or loss	4,573	0	207	1,413	(414)	1	(780)	247	(348)	4,899
Financial assets designated at fair value through profit or loss	91	0	(49)	0	0	0	(23)	0	(2)	17
Financial assets mandatory at fair value through OCI	231	0	(2)[5]	71	(25)	0	(7)	3	(165)	106
Other financial assets at fair value	47	0	(3)	0	0	0	(9)	212	(32)	216
Total financial assets held at fair value	20,855 [8]	0	761 [6,7]	3,319	(2,796)	941	(1,530)	3,672	(2,987)	22,235
Financial liabilities held at fair value:
Trading securities	2	0	1	0	0	0	0	120	(1)	121
Negative market values from derivative financial instruments	5,992	0	407	0	0	0	23	1,073	(1,182)	6,312
Other trading liabilities	0	0	0	0	0	0	0	0	0	0
Financial liabilities designated at fair value through profit or loss	1,444	0	(187)	0	0	309	(107)	17	(146)	1,329
Other financial liabilities at fair value	(298)	0	(204)	0	0	0	4	60	(39)	(476)
Total financial liabilities held at fair value	7,139	0	16 [6,7]	0	0	309	(80)	1,269	(1,368)	7,286

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.

[5] Total gains and losses on financial assets mandatory at fair value through OCI include a loss of € 6 million recognized in other comprehensive income, net of tax and a loss of € 3 million recognized in the income statement presented in net gains (losses).

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 73 million and for total financial liabilities held at fair value this is a loss of € 19 million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.

[7] For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.

[8] Opening balance have been restated due to reassessment of trades due to IFRS 9.

									Jun 30, 2017
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses [1]	Purchases	Sales	Issu- ances [2]	Settle- ments [3]	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Balance, end of period
Financial assets held at fair value:
Trading securities	5,012	0	(24)	843	(1,176)	0	(229)	1,162	(752)	4,836
Positive market values from derivative finan- cial instruments	9,798	0	(638)	0	0	0	(645)	2,204	(2,498)	8,221
Other trading assets	5,674	(7)	(317)	924	(1,734)	261	(622)	584	(569)	4,194
Financial assets designated at fair value through profit or loss	1,601	0	(62)	88	(76)	71	(318)	117	(256)	1,166
Financial assets available for sale	4,153	(2)	121 [5]	93	(61)	0	(537)	208	(25)	3,950
Other financial assets at fair value	33	0	(2)	0	0	0	(14)	0	0	18
Total financial assets held at fair value	26,271	(8)	(921)[6,7]	1,948	(3,048)	332	(2,364)	4,274	(4,100)	22,384
Financial liabilities held at fair value:
Trading securities	52	0	(3)	0	0	0	(44)	0	0	5
Negative market values from derivative financial instruments	8,857	0	(544)	0	0	0	(444)	844	(1,697)	7,016
Other trading liabilities	0	0	0	0	0	0	0	0	0	0
Financial liabilities designated at fair value through profit or loss	2,229	(7)	(36)	0	0	119	(102)	70	(370)	1,904
Other financial liabilities at fair value	(848)	0	140	0	0	0	36	(18)	54	(636)
Total financial liabilities held at fair value	10,290	(7)	(442)[6,7]	0	0	119	(554)	897	(2,013)	8,289

[1] Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2] Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.

[5]Total gains and losses on financial assets available for sale include a gain of € 26 million recognized in other comprehensive income, net of tax, and a gain of € 23 million recognized in the income statement presented in net gains (losses) on financial assets available for sale.

[6] This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 327 million and for total financial liabilities held at fair value this is a gain of € 75 million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.

[7]For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.

Sensitivity Analysis by Type of Instrument [text block table]

Breakdown of the sensitivity analysis by type of instrument[1]

	Jun 30, 2018		Dec 31, 2017
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	134	80	126	90
Commercial mortgage-backed securities	4	4	6	6
Mortgage and other asset-backed securities	29	27	26	28
Corporate, sovereign and other debt securities	101	49	94	56
Equity securities	71	52	95	67
Derivatives:
Credit	149	94	155	125
Equity	212	172	164	138
Interest related	286	153	340	173
Foreign exchange	53	12	65	12
Other	147	106	106	73
Loans:
Loans	472	179	504	320
Loan commitments	0	0	0	0
Other	0	0	0	0
Total	1,522	847	1,556	999

[1]Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.

Quantitative Information about Fair Value (Level 3) [text block table]

Financial instruments classified in Level 3 and quantitative information about unobservable inputs

	Jun 30, 2018
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – held for trading, mandatory at fair value, designated at fair value, mandatory at fair value through OCI, designated at fair value through OCI:
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	57	0	Price based	Price	0%	101%
			Discounted cash flow	Credit spread (bps)	142	1,712
Mortgage- and other asset-backed securities	495	0	Price based	Price	0%	101%
			Discounted cash flow	Credit spread (bps)	32	1,500
				Recovery rate	0%	100%
				Constant default rate	0%	20%
				Constant prepayment rate	0%	30%
Total mortgage- and other asset-backed securities	552	0
Debt securities and other debt obligations	3,454	1,196	Price based	Price	0%	129%
Held for trading	3,042	0	Discounted cash flow	Credit spread (bps)	33	334
Corporate, sovereign and other debt securities	3,042
Non-trading financial assets mandatory at fair value through profit or loss	335
Designated at fair value through profit or loss	0	1,196
Mandatory at fair value through OCI	76
Equity securities	1,447	121	Market approach	Price per net asset value	70%	100%
Held for trading	297	121		Enterprise value/EBITDA (multiple)	6	17
Non-trading financial assets mandatory at fair value through profit or loss	1,150		Discounted cash flow	Weighted average cost capital	7%	20%
Loans	6,414	0	Price based	Price	0%	102%
Held for trading	5,067	0	Discounted cash flow	Credit spread (bps)	195	575
Non-trading financial assets mandatory at fair value through profit or loss	1,318			Constant default rate	–	–
Designated at fair value through profit or loss	0	0		Recovery rate	40%	40%
Mandatory at fair value through OCI	30
Loan commitments	0	0	Discounted cash flow	Credit spread (bps)	1	786
				Recovery rate	25%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	2,186 [2]	133 [3]	Discounted cash flow	IRR	8%	46%
				Repo rate (bps.)	80	261
Total non-derivative financial instruments held at fair value	14,053	1,450

[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2] Other financial assets include € 69 million of other trading assets, € 2.1 billion of other financial assets mandatory at fair value and € 17 million other financial assets designated at fair value.

[3]Other financial liabilities include € 133 million of securities sold under repurchase agreements designated at fair value.

	Dec 31, 2017
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)		Range
Financial instruments held at fair value – held for trading, mandatory at fair value, designated at fair value, mandatory at fair value through OCI, designated at fair value through OCI:
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	79	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	136	2,217
Mortgage- and other asset-backed securities	714	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	12	2,000
				Recovery rate	0%	90%
				Constant default rate	0%	25%
				Constant prepayment rate	0%	29%
Total mortgage- and other asset-backed securities	793	0
Debt securities and other debt obligations	3,870	1,307	Price based	Price	0%	176%
Held for trading	3,559	2	Discounted cash flow	Credit spread (bps)	34	500
Corporate, sovereign and other debt securities	3,559
Designated at fair value	44	1,305
Available-for-sale	267
Equity securities	913	0	Market approach	Price per net asset value	60%	100%
Held for trading	282	0		Enterprise value/EBITDA (multiple)	1	14
Designated at fair value through profit or loss	151		Discounted cash flow	Weighted average cost capital	8%	20%
Available-for-sale	480
Loans	7,397	0	Price based	Price	0%	161%
Held for trading	4,376	0	Discounted cash flow	Credit spread (bps)	190	1,578
Designated at fair value through profit or loss	338	0		Constant default rate	–	–
Available-for-sale	2,684			Recovery rate	40%	40%
Loan commitments	0	8	Discounted cash flow	Credit spread (bps)	5	261
				Recovery rate	37%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,710 [2]	131 [3]	Discounted cash flow	IRR	1%	24%
				Repo rate (bps.)	224	254
Total non-derivative financial instruments held at fair value	14,683	1,446

[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2] Other financial assets include € 34 million of other trading assets, € 956 million of other financial assets designated at fair value and € 674 million other financial assets available for sale.

[3]Other financial liabilities include € 131 million of securities sold under repurchase agreements designated at fair value.

.

	Jun 30, 2018
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,368	2,858	Discounted cash flow	Swap rate (bps)	(64)	860
				Inflation swap rate	1%	2%
				Constant default rate	0%	17%
				Constant prepayment rate	1%	39%
			Option pricing model	Inflation volatility	0%	9%
				Interest rate volatility	0%	26%
				IR - IR correlation	(25) %	99%
				Hybrid correlation	(85) %	85%
Credit derivatives	719	806	Discounted cash flow	Credit spread (bps)	0	2,005
				Recovery rate	0%	4600%
			Correlation pricing model	Credit correlation	36%	70%
Equity derivatives	1,099	1,522	Option pricing model	Stock volatility	5%	84%
				Index volatility	12%	63%
				Index - index correlation	0%	0%
				Stock - stock correlation	2%	84%
				Stock Forwards	0%	11%
				Index Forwards	0%	5%
FX derivatives	938	900	Option pricing model	Volatility	(5) %	25%
Other derivatives	1,058	(250)[1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	15%	82%
				Commodity correlation	(25) %	86%
Total market values from derivative financial instruments	8,182	5,836

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

	Dec 31, 2017
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,466	2,250	Discounted cash flow	Swap rate (bps)	(72)	1,036
				Inflation swap rate	(3) %	11%
				Constant default rate	0%	16%
				Constant prepayment rate	2%	38%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	103%
				IR - IR correlation	(25) %	100%
				Hybrid correlation	(85) %	90%
Credit derivatives	630	909	Discounted cash flow	Credit spread (bps)	0	17,957
				Recovery rate	0%	94%
			Correlation pricing model	Credit correlation	37%	90%
Equity derivatives	728	1,347	Option pricing model	Stock volatility	6%	90%
				Index volatility	7%	53%
				Index - index correlation	–	–
				Stock - stock correlation	2%	93%
				Stock Forwards	0%	7%
				Index Forwards	0%	95%
FX derivatives	1,113	1,058	Option pricing model	Volatility	(6) %	31%
Other derivatives	402	129 [1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	0%	79%
				Commodity correlation	10%	75%
Total market values from derivative financial instruments	7,340	5,693

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date [text block table]
	Six months ended
in € m.	Jun 30, 2018	Jun 30, 2017
Financial assets held at fair value:
Trading securities	15	44
Positive market values from derivative financial instruments	676	(382)
Other trading assets	56	(48)
Non-trading financial assets mandatory at fair value through profit or loss	250	0
Financial assets designated at fair value through profit or loss	0	(42)
Financial assets mandatory at fair value through OCI	0	N/A
Financial assets available for sale	N/A	90
Other financial assets at fair value	0	(1)
Total financial assets held at fair value	997	(339)
Financial liabilities held at fair value:
Trading securities	(1)	2
Negative market values from derivative financial instruments	(603)	251
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	189	(9)
Other financial liabilities at fair value	205	(143)
Total financial liabilities held at fair value	(209)	99
Total	788	(240)

Recognitions of Trade Date Profit [text block table]
in € m.	Jun 30, 2018	Jun 30, 2017
Balance, beginning of year	596	916
New trades during the period	128	116
Amortization	(87)	(164)
Matured trades	(70)	(65)
Subsequent move to observability	(49)	(69)
Exchange rate changes	1	0
Balance, end of period	520	734